Benefit Plans, Valuation, Stock-Based Compensation (Details) $ in Thousands			12 Months Ended
		May 28, 2021	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)
Activity for Performance Based Awards [Roll Forward]
Reverse stock split ratio		0.2
Employee Service Share-based Compensation, Non-vested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense | $			$ 0	$ 15	$ 5
Restricted Shares Units [Member]
Activity for Performance Based Awards [Roll Forward]
Balance, Beginning of period (in shares)	[1]		69,264
New awards granted (in shares)			46,940
Forfeited awards (in shares)			0
Awards settled (in shares)	[1]		(33,572)
Balance, End of period (in shares)	[1]		82,632	69,264
Employee Service Share-based Compensation, Non-vested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense | $			$ 1,200	$ 715	743
Options maximum term			1 year
Unrecognized stock-based compensation expense | $			$ 2,900
Unrecognized compensation expense, period of recognition			25 months
Additional Disclosures [Abstract]
Shares vested after term			100.00%
Liability related to awards | $			$ 229	$ 187
Performance Share Units [Member]
Activity for Performance Based Awards [Roll Forward]
Balance, Beginning of period (in shares)	[1]		118,320
New awards granted (in shares)	[1]		54,478
Forfeited awards (in shares)			0
Awards settled (in shares)	[1]		(27,683)
Balance, End of period (in shares)	[1]		145,115	118,320
Employee Service Share-based Compensation, Non-vested Awards, Total Compensation Cost Not yet Recognized [Abstract]
Stock based compensation expense | $			$ 1,800	$ 500	$ 1,600
Options maximum term			3 years
Unrecognized stock-based compensation expense | $			$ 2,800
Unrecognized compensation expense, period of recognition			25 months
Additional Disclosures [Abstract]
Shares vested after term			100.00%
Liability related to awards | $			$ 2,900	$ 2,100

[1]	Unit amounts have been adjusted for all periods presented for the 1 for 5 reverse stock split which occurred on May 28, 2021.